Shareholder Report	12 Months Ended
Apr. 30, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	ETF Series Solutions
Entity Central Index Key	0001540305
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
The Acquirers Fund
Shareholder Report [Line Items]
Fund Name	The Acquirers Fund
Class Name	The Acquirers Fund
Trading Symbol	ZIG
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the The Acquirers Fund for the period of May 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://acquirersfund.com/. You can also request this information by contacting us at 1-646-535-8629.
Additional Information Phone Number	1-646-535-8629
Additional Information Website	https://acquirersfund.com/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The Acquirers Fund	$76	0.79%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Acquirers Fund (ZIG) is a U.S. domestic equity ETF with a concentrated deep-value strategy and mid-cap tilt. During the reporting period (May 2024 - April 2025), ZIG underperformed the broader market and the value factor. This was due to the ZIG’s distinctive sector composition, which featured substantial allocations to cyclical industries including materials, industrials, and select energy companies and underweighting in technology relative to broader market indices.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (05/14/2019)
The Acquirers Fund NAV	-6.53	10.51	5.58
S&P 500 TR	12.10	15.61	13.80

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://acquirersfund.com/ for more recent performance information. Visit https://acquirersfund.com/ for more recent performance information.
Net Assets	$ 33,821,441
Holdings Count | $ / shares	32
Advisory Fees Paid, Amount	$ 364,102
Investment Company Portfolio Turnover	179.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$33,821,441
Number of Holdings	32
Net Advisory Fee	$364,102
Portfolio Turnover	179%

Holdings [Text Block]

Top 10 Issuers	(% of the net assets)
National Beverage Corporation	4.0%
Domino’s Pizza, Inc.	3.7%
Steel Dynamics, Inc.	3.7%
Altria Group, Inc.	3.7%
Green Brick Partners, Inc.	3.6%
CF Industries Holdings, Inc.	3.6%
Atkore, Inc.	3.6%
Bath & Body Works, Inc.	3.6%
PulteGroup, Inc.	3.5%
Nucor Corporation	3.5%

Updated Prospectus Web Address	https://acquirersfund.com/